Vessels, Port Terminals and Other Fixed Assets (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Balance	$ 522,616
Additions	(49,848)	$ (61,235)	$ (71,015)
Write offs	(3,195)	(47,827)	(88,367)
Sale of vessel	(2,186)	(167,016)	(83,445)
Balance	495,919	522,616
Cost [Member] | Total Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Balance	824,724	790,737	787,844
Additions	6,944	4,349	3,289
Write offs			(396)
Impairment loss	(14,920)	(27,339)
Transfers from other long-term assets		57,107
Sale of vessel	(2,186)
Disposals	(52)	(130)
Balance	814,510	824,724	790,737
Cost [Member] | Tanker vessels, barges and pushboats [Member] | Navios Logistics[Member]
Property, Plant and Equipment [Line Items]
Balance	554,241	527,674	526,051
Additions	6,130	2,445	1,931
Write offs			(308)
Impairment loss	(14,920)	(27,339)
Transfers from other long-term assets		51,461
Sale of vessel	(2,186)
Balance	548,640	554,241	527,674
Cost [Member] | Port Terminals (Navios Logistics) [Member] | Navios Logistics[Member]
Property, Plant and Equipment [Line Items]
Balance	261,780	254,744	253,962
Additions	792	1,520	870
Write offs			(88)
Transfers from other long-term assets		5,646
Disposals		(130)
Balance	262,572	261,780	254,744
Cost [Member] | Other fixed assets [Member] | Navios Logistics[Member]
Property, Plant and Equipment [Line Items]
Balance	8,703	8,319	7,831
Additions	22	384	488
Disposals	(52)
Balance	8,673	8,703	8,319
Accumulated Depreciation [Member] | Total Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Balance	(302,108)	(278,767)	(252,677)
Additions	(28,940)	(28,883)	(26,166)
Write offs			76
Impairment loss	12,457	5,373
Disposals		169
Balance	(318,591)	(302,108)	(278,767)
Accumulated Depreciation [Member] | Tanker vessels, barges and pushboats [Member] | Navios Logistics[Member]
Property, Plant and Equipment [Line Items]
Balance	(234,424)	(219,034)	(200,756)
Additions	(20,998)	(20,763)	(18,278)
Impairment loss	12,457	5,373
Balance	(248,004)	(234,424)	(219,034)
Accumulated Depreciation [Member] | Port Terminals (Navios Logistics) [Member] | Navios Logistics[Member]
Property, Plant and Equipment [Line Items]
Balance	(61,561)	(54,101)	(46,961)
Additions	(7,735)	(7,629)	(7,216)
Write offs			76
Disposals		169
Balance	(69,296)	(61,561)	(54,101)
Accumulated Depreciation [Member] | Other fixed assets [Member] | Navios Logistics[Member]
Property, Plant and Equipment [Line Items]
Balance	(6,123)	(5,632)	(4,960)
Additions	(207)	(491)	(672)
Balance	(6,330)	(6,123)	(5,632)
Net Book Value [Member] | Total Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Balance	522,616	511,970	535,167
Additions	(21,996)	(24,534)	(22,877)
Write offs			(320)
Impairment loss	(2,463)	(21,966)
Transfers from other long-term assets		57,107
Sale of vessel	(2,186)
Disposals	(52)	39
Balance	495,919	522,616	511,970
Net Book Value [Member] | Tanker vessels, barges and pushboats [Member] | Navios Logistics[Member]
Property, Plant and Equipment [Line Items]
Balance	319,817	308,640	325,295
Additions	(14,868)	(18,318)	(16,347)
Write offs			(308)
Impairment loss	(2,463)	(21,966)
Transfers from other long-term assets		51,461
Sale of vessel	(2,186)
Balance	300,300	319,817	308,640
Net Book Value [Member] | Port Terminals (Navios Logistics) [Member] | Navios Logistics[Member]
Property, Plant and Equipment [Line Items]
Balance	200,219	200,643	207,001
Additions	(6,943)	(6,109)	(6,346)
Write offs			(12)
Transfers from other long-term assets		5,646
Disposals		39
Balance	193,276	200,219	200,643
Net Book Value [Member] | Other fixed assets [Member] | Navios Logistics[Member]
Property, Plant and Equipment [Line Items]
Balance	2,580	2,687	2,871
Additions	(185)	(107)	(184)
Disposals	(52)
Balance	$ 2,343	$ 2,580	$ 2,687